Inventories - Schedule of Current Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Gold and silver bullion	$ 53,065	$ 49,467
In-process inventory	18,220	14,653
Ore stock-pile inventory	80,302	96,879
Materials and supplies	194,908	171,032
Total current inventories	$ 346,495	$ 332,031